Segment Reporting (Details 1 - Textuals) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Segment Reporting
Net revenue from sales and services	R$ 947,419	R$ 997,628	R$ 989,683
Revenue Benchmark | Customer concentrations risk
Segment Reporting
Number of customers	0
Revenue Benchmark | Customer concentrations risk | Bottom of range
Segment Reporting
Percentage of total net revenues	10.00%
Revenue Benchmark | Aggregate customers of entity | Customer concentrations risk
Segment Reporting
Number of customers		0	0
Revenue Benchmark | Aggregate customers of entity | Customer concentrations risk | Bottom of range
Segment Reporting
Percentage of total net revenues		10.00%	10.00%
Foreign customers
Segment Reporting
Net revenue from sales and services